REVENUE, OTHER INCOME AND GAINS - Summary of Analysis of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Licensing of intellectual property	$ 35,160	$ 50,000	$ 65,402
Collaboration revenue	249,804	66,677	0
Other revenue	179	328	3,424
Total revenue	$ 285,143	$ 117,005	$ 68,826